ERShares Global Entrepreneuers
Schedule of Investments
March 31, 2024 (Unaudited)
Common Stocks — 97.39% Shares Fair Value
Argentina — 1.85%
Consumer Discretionary — 1.85%
MercadoLibre, Inc.
(a)
747 $ 1,129,434
Total Argentina 1,129,434
Australia — 4.32%
Communications — 0.93%
SEEK Ltd. 34,715 566,669
Consumer Discretionary — 0.64%
Flight Centre Travel Group Ltd. 27,630 393,403
Health Care — 1.25%
Telix Pharmaceuticals Ltd.
(a)
91,046 764,748
Materials — 0.23%
Fortescue Metals Group Ltd. 8,401 140,692
Technology — 1.27%
Technology One Ltd. 33,491 370,352
WiseTech Global Ltd. 6,656 407,488
777,840
Total Australia 2,643,352
Bermuda — 0.16%
Consumer Discretionary — 0.16%
Luk Fook Holdings International Ltd. 35,753 97,983
Total Bermuda 97,983
Canada — 2.86%
Communications — 1.62%
Shopify, Inc., Class A
(a)
12,825 989,704
Consumer Discretionary — 0.66%
Linamar Corp. 4,450 236,559
Spin Master Corp. 6,344 162,345
398,904
Materials — 0.04%
First Majestic Silver Corp. 4,174 24,500
Real Estate — 0.25%
FirstService Corp. 383 63,413
Mainstreet Equity Corp. 674 93,510
156,923
Technology — 0.29%
Topicus.com, Inc.
(a)
2,013 180,341
Total Canada 1,750,372
Cayman Islands — 2.30%
Consumer Discretionary — 1.11%
NagaCorp Ltd.
(a)
667,144 291,511
Yadea Group Holdings Ltd. 236,140 382,559
674,070

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 97.39% (continued) Shares Fair Value
Cayman Islands — 2.30% (continued)
Financials — 0.13%
Value Partners Group Ltd. 335,995 $ 76,841
Health Care — 0.02%
Essex Bio-Technology Ltd. 47,318 14,207
Industrials — 0.73%
Full Truck Alliance Company Ltd. - ADR
(a)
61,284 445,535
Materials — 0.31%
Xinyi Glass Holdings Ltd. 181,294 192,021
Total Cayman Islands 1,402,674
China — 2.46%
Communications — 0.21%
Weimob, Inc.
(a)
513,712 126,017
Consumer Discretionary — 0.35%
Bosideng International Holdings, Ltd. 439,635 219,624
Financials — 1.32%
Futu Holdings Ltd. - ADR
(a)
14,946 809,326
Health Care — 0.32%
Sino Biopharmaceutical Ltd. 499,967 192,911
Technology — 0.26%
Kingsoft Corp. Ltd. 51,538 158,692
Total China 1,506,570
Denmark — 0.40%
Health Care — 0.40%
Genmab A/S
(a)
819 246,855
Total Denmark 246,855
France — 0.28%
Communications — 0.10%
Ubisoft Entertainment S.A.
(a)
2,880 60,598
Industrials — 0.18%
Teleperformance SE 1,124 109,223
Total France 169,821
Germany — 0.16%
Communications — 0.16%
Delivery Hero S.E.
(a)
3,490 99,825
Total Germany 99,825
Hong Kong — 0.76%
Industrials — 0.76%
Techtronic Industries Co. Ltd. 34,252 464,313
Total Hong Kong 464,313

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 97.39% (continued) Shares Fair Value
Ireland — 1.31%
Industrials — 1.31%
Cimpress PLC
(a)
9,048 $ 800,838
Total Ireland 800,838
Isle Of Man — 0.19%
Consumer Discretionary — 0.19%
Entain PLC 11,451 115,243
Total Isle Of Man 115,243
Israel — 5.05%
Energy — 0.67%
SolarEdge Technologies, Inc.
(a)
5,781 410,335
Technology — 4.38%
Check Point Software Technologies Ltd.
(a)
3,171 520,076
Monday.com Ltd.
(a)
2,993 676,029
Wix.com Ltd.
(a)
10,770 1,480,660
2,676,765
Total Israel 3,087,100
Italy — 0.09%
Communications — 0.09%
Digital Bros SpA 6,448 56,481
Total Italy 56,481
Japan — 0.32%
Communications — 0.32%
GMO internet, Inc. 10,774 194,501
Total Japan 194,501
Jersey — 0.69%
Communications — 0.69%
Gambling.com Group Ltd.
(a)
46,080 420,710
Total Jersey 420,710
Luxembourg — 2.43%
Communications — 2.43%
Spotify Technology SA
(a)
5,640 1,488,396
Total Luxembourg 1,488,396
Netherlands — 0.20%
Technology — 0.20%
Adyen NV - ADR
(a)(b)
7,109 120,213
Total Netherlands 120,213
Singapore — 1.71%
Communications — 1.20%
Sea Ltd. - ADR
(a)
13,707 736,203

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 97.39% (continued) Shares Fair Value
Singapore — 1.71% (continued)
Consumer Staples — 0.51%
Wilmar International Ltd. 123,149 $ 312,841
Total Singapore 1,049,044
Sweden — 2.70%
Communications — 0.62%
Embracer Group A.B.
(a)
174,586 380,700
Consumer Discretionary — 0.87%
Evolution Gaming Group A.B. 4,269 530,583
Financials — 1.14%
EQT A.B. 22,013 696,218
Technology — 0.07%
Sinch A.B.
(a)
17,102 42,899
Total Sweden 1,650,400
Switzerland — 1.29%
Consumer Discretionary — 0.28%
Cie Financiere Richemont SA 1,112 169,542
Financials — 1.01%
Partners Group Holding AG 433 618,407
Total Switzerland 787,949
United Kingdom — 1.62%
Financials — 0.62%
Hargreaves Lansdown PLC 40,579 376,941
Health Care — 0.63%
Hikma Pharmaceuticals PLC 15,836 383,444
Materials — 0.37%
Antofagasta PLC 8,908 229,240
Total United Kingdom 989,625
United States — 64.24%
Communications — 8.04%
Alphabet, Inc., Class A
(a)
21,648 3,267,332
Meta Platforms, Inc., Class A 3,398 1,650,001
4,917,333
Consumer Discretionary — 7.14%
Amazon.com, Inc.
(a)
12,032 2,170,332
Chipotle Mexican Grill, Inc.
(a)
261 758,667
Ulta Beauty, Inc.
(a)
2,752 1,438,966
4,367,965
Consumer Staples — 1.89%
e.l.f. Beauty, Inc.
(a)
5,883 1,153,244
Energy — 1.09%
Valero Energy Corp. 3,910 667,398

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 97.39% (continued) Shares Fair Value
United States — 64.24% (continued)
Financials — 1.28%
Robinhood Markets, Inc., Class A
(a)
38,981 $ 784,688
Health Care — 15.32%
Exact Sciences Corp.
(a)
6,337 437,633
Madrigal Pharmaceuticals, Inc.
(a)
2,136 570,398
Masimo Corp.
(a)
7,109 1,043,957
Natera, Inc.
(a)
9,746 891,369
Penumbra, Inc.
(a)
2,225 496,576
Regeneron Pharmaceuticals, Inc.
(a)
511 491,832
ResMed, Inc. 7,278 1,441,262
Shockwave Medical, Inc.
(a)
8,898 2,897,456
Supernus Pharmaceuticals, Inc.
(a)
16,069 548,114
Twist Bioscience Corp.
(a)
15,949 547,210
9,365,807
Industrials — 0.14%
Veralto Corp. 958 84,936
Materials — 0.36%
Mosaic Co. (The) 6,691 217,190
Technology — 28.98%
Arista Networks, Inc.
(a)
3,388 982,452
Bentley Systems, Inc., Class B 15,672 818,391
Bill.com Holdings, Inc.
(a)
9,528 654,764
Block, Inc., Class A
(a)
10,243 866,353
Corpay, Inc.
(a)
2,310 712,727
Crowdstrike Holdings, Inc., Class A
(a)
1,984 636,051
Microchip Technology, Inc. 7,015 629,316
MongoDB, Inc.
(a)
1,059 379,800
Monolithic Power Systems, Inc. 718 486,388
NVIDIA Corp. 3,487 3,150,713
Oracle Corp. 4,471 561,602
Palo Alto Networks, Inc.
(a)
2,104 597,810
Paycom Software, Inc. 2,633 523,993
Pegasystems, Inc. 8,265 534,250
Salesforce.com, Inc. 2,715 817,704
Super Micro Computer, Inc.
(a)
2,789 2,816,974
Toast, Inc., Class A
(a)
40,285 1,003,903
Twilio, Inc., Class A
(a)
14,262 872,120
Veeva Systems, Inc., Class A
(a)
2,924 677,462
17,722,773
Total United States 39,281,334
Total  Common Stocks
  (Cost $50,696,124) 59,553,033

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Money Market Funds - 2.83% Shares Fair Value
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
5.20%
(c)
1,606,621 1,606,621
Invesco Government & Agency Portfolio, Institutional Class, 5.24%
(c)(d)
124,390 124,390
Total Money Market Funds
    (Cost $1,731,011) 1,731,011
Total Investments — 100.22%
    (Cost $52,427,135) $ 61,284,044
Liabilities in Excess of Other Assets  —  (0.22)% (135,222)
Net Assets — 100.00% $ 61,148,822
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of March 31, 2024. The total value of the securities on loan as of March 31, 2024 was $120,196.
(c) Rate disclosed is the seven day effective yield as of March 31, 2024.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $124,390.
ADR - American Depositary Receipt

ERShares US Small Cap
Schedule of Investments
March 31, 2024 (Unaudited)
Common Stocks — 99.90% Shares Fair Value
Communications — 4.62%
Cargurus, Inc.
(a)
30,764 $ 710,033
Eventbrite, Inc., Class A
(a)
71,753 393,206
Match Group, Inc.
(a)
11,690 424,113
Shutterstock, Inc. 30,014 1,374,942
Yelp, Inc.
(a)
16,702 658,059
3,560,353
Consumer Discretionary — 14.06%
1-800-Flowers.com, Inc., Class A
(a)
43,428 470,325
AutoNation, Inc.
(a)
5,449 902,245
Chewy, Inc.
(a)
58,958 938,022
Etsy, Inc.
(a)
6,384 438,708
OneWater Marine, Inc.
(a)
20,369 573,387
RealReal, Inc. (The)
(a)
202,202 790,610
RH
(a)
3,113 1,084,134
Rush Street Interactive, Inc.
(a)
47,280 307,793
Shake Shack, Inc., Class A
(a)
9,729 1,012,108
Skechers U.S.A., Inc., Class A
(a)
24,876 1,523,904
Thor Industries, Inc. 5,515 647,130
Wayfair, Inc., Class A
(a)
21,809 1,480,395
XPEL, Inc.
(a)
12,208 659,476
10,828,237
Consumer Staples — 3.25%
e.l.f. Beauty, Inc.
(a)
6,822 1,337,316
Five Below, Inc.
(a)
6,433 1,166,818
2,504,134
Energy — 1.94%
Liberty Energy, Inc., Class A 72,046 1,492,793
Financials — 7.94%
Grid Dynamics Holdings, Inc.
(a)
65,716 807,650
Live Oak Bancshares, Inc. 12,582 522,279
Palomar Holdings, Inc.
(a)
17,232 1,444,559
Preferred Bank 5,735 440,276
Robinhood Markets, Inc., Class A
(a)
116,084 2,336,770
Trupanion, Inc.
(a)(b)
20,530 566,833
6,118,367
Health Care — 27.52%
10X Genomics, Inc., Class A
(a)
13,299 499,111
ACADIA Pharmaceuticals, Inc.
(a)
9,686 179,094
Alector, Inc.
(a)
24,562 147,863
Amphastar Pharmaceuticals, Inc.
(a)
16,425 721,222
Arvinas, Inc.
(a)
12,710 524,669
Bridgebio Pharma, Inc.
(a)
14,762 456,441
Castle Biosciences, Inc.
(a)
22,713 503,093
Catalyst Pharmaceuticals, Inc.
(a)
59,577 949,657
Corcept Therapeutics, Inc.
(a)
26,537 668,467
CRISPR Therapeutics AG
(a)(b)
7,605 518,357
Exact Sciences Corp.
(a)
21,279 1,469,528

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 99.90% (continued) Shares Fair Value
Health Care — 27.52% (continued)
Exelixis, Inc.
(a)
42,909 $ 1,018,231
Ginkgo Bioworks Holdings, Inc.
(a)(b)
328,667 381,254
Globus Medical, Inc., Class A
(a)
27,946 1,499,023
Guardant Health, Inc.
(a)
16,619 342,850
Intellia Therapeutics, Inc.
(a)
31,993 880,127
Krystal Biotech, Inc.
(a)
5,343 950,680
Kymera Therapeutics, Inc.
(a)
23,889 960,338
Madrigal Pharmaceuticals, Inc.
(a)
3,726 994,991
Masimo Corp.
(a)
10,120 1,486,122
Medpace Holdings, Inc.
(a)
3,030 1,224,575
Pacific Biosciences of California, Inc.
(a)
112,567 422,126
Select Medical Holdings Corp. 42,734 1,288,429
Semler Scientific, Inc.
(a)
2,660 77,699
Shockwave Medical, Inc.
(a)
2,744 893,529
Teladoc Health, Inc.
(a)
23,228 350,743
Twist Bioscience Corp.
(a)
17,559 602,449
Veracyte, Inc.
(a)
21,767 482,357
Zynex, Inc.
(a)(b)
56,818 702,839
21,195,864
Industrials — 4.58%
AAON, Inc. 7,287 641,985
Allegiant Travel Co. 3,112 234,054
Clean Harbors, Inc.
(a)
3,135 631,106
Enovis Corp.
(a)
5,446 340,103
ESAB Corp. 8,572 947,806
Forrester Research, Inc.
(a)
4,946 106,636
Insperity, Inc. 5,585 612,171
Wheels Up Experience, Inc.
(a)(b)
3,838 11,015
3,524,876
Materials — 0.69%
Element Solutions, Inc. 21,321 532,599
Real Estate — 0.70%
eXp World Holdings, Inc.
(b)
34,996 361,508
Legacy Housing Corp.
(a)
8,276 178,100
539,608
Technology — 34.60%
Affirm Holdings, Inc.
(a)
18,387 685,100
Altair Engineering, Inc., Class A
(a)
14,060 1,211,269
Appian Corp.
(a)
21,402 855,010
Bill.com Holdings, Inc.
(a)
12,663 870,201
Coherent Corp.
(a)
13,929 844,376
Fastly, Inc., Class A
(a)
53,722 696,774
Impinj, Inc.
(a)
13,936 1,789,521
Lattice Semiconductor Corp.
(a)
22,126 1,730,917
MaxLinear, Inc.
(a)
45,068 841,420
MoneyLion, Inc.
(a)
11,411 813,833
PagerDuty, Inc.
(a)
25,364 575,256

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
Common Stocks — 99.90% (continued) Shares Fair Value
Technology — 34.60% (continued)
Pegasystems, Inc. 27,128 $ 1,753,555
Phreesia, Inc.
(a)
21,666 518,467
PubMatic, Inc., Class A
(a)
54,187 1,285,316
Sanmina Corp.
(a)
26,867 1,670,590
Schrodinger, Inc.
(a)
15,420 416,340
Simulations Plus, Inc. 23,504 967,190
Sprout Social, Inc., Class A
(a)
9,235 551,422
Super Micro Computer, Inc.
(a)
3,434 3,468,443
Toast, Inc., Class A
(a)
80,502 2,006,109
UiPath, Inc., Class A
(a)
13,847 313,911
Upstart Holdings, Inc.
(a)(b)
44,369 1,193,082
Vicor Corp.
(a)
10,379 396,893
Wolfspeed, Inc.
(a)
21,337 629,442
Zuora, Inc.
(a)
62,177 567,054
26,651,491
Total  Common Stocks
  (Cost $64,572,413) 76,948,322
Money Market Funds - 5.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%
(c)(d)
3,957,879 3,957,879
Total Money Market Funds
    (Cost $3,957,879) 3,957,879
Total Investments — 105.04%
    (Cost $68,530,292) 80,906,201
Liabilities in Excess of Other Assets  —  (5.04)% (3,885,141)
Net Assets — 100.00% $ 77,021,060
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of March 31, 2024. The total value of the securities on loan as of March 31, 2024 was $3,771,378.
(c) Rate disclosed is the seven day effective yield as of March 31, 2024.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $3,957,879.